CornerCap Group of Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

June 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CornerCap Group of Funds (the “Trust”)
File No.: 033-03149/811-04581
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 18, 2015 to the Prospectus dated July 29, 2014, as supplemented April 1, 2015, for the CornerCap Group of Funds, as filed pursuant to Rule 497(e) under the 1933 Act on May 18, 2015 (Accession Number: 0001435109-15-000429).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2049 or vicki.horwitz@atlanticfundservices.com

Sincerely,

/s/Vicki S. Horwitz
Vicki S. Horwitz
Associate Counsel, Atlantic Fund Services

Attachments